CASH AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
CASH AND RESTRICTED CASH

NOTE 4 – CASH AND RESTRICTED CASH

The following table provides a reconciliation of cash and restricted cash reported within the consolidated balance sheets to the total of such amounts shown in the consolidated statements of cash flows:

	As of December 31,
	2024	2023	2022
Cash	$4,573,996	$2,009,687	$5,895,565
Restricted cash - current	-	1,567,500	-
Restricted cash - non-current	1,920,000	420,000	1,500,000
Total Cash and Restricted cash	$6,493,996	$3,997,187	$7,395,565

As of December 31, 2024, 2023, and 2022, the restricted cash related to (i) cash held in a special account as extended Guarantee for the performance commitment for Kruh Block with amount of $420,000, $487,500 and nil, respectively, (ii) cash held in a time deposit account at Bank Mandiri’s Jakarta Cut Meutia Branch with amount equal to $1,500,000, $1,500,000 and $1,500,000, respectively, used as collateral for the issuance of a bank guarantee related to the implementation of the Company’s contractual commitments for Citarum Block until July 2026.